Accrued and Other Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accrued Liabilities [Abstract]
Interest on long-term debt	$ 3,540,755	$ 1,883,321
Administrative expenses	177,551	210,930
Vessel operating and voyage expenses	2,065,686	1,748,628
Proceeds from sale of vessel collected in advance	1,140,000
Total	$ 6,923,992	$ 3,842,879